Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,040,625	$ 2,919,560
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	68,719	237,593
Percent of Total	6.60%	8.14%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	425,639	75,711
Percent of Total	40.90%	2.59%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	93,652	165,864
Percent of Total	9.00%	5.68%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	4,844	(4,219)
Percent of Total	0.47%	(0.15%)
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	329,548	731,360
Percent of Total	31.67%	25.05%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	28,912	125,970
Percent of Total	2.78%	4.31%
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(104,646)	6,931
Percent of Total	(10.06%)	0.24%
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	30,058	457,232
Percent of Total	2.89%	15.66%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	115,656	86,754
Percent of Total	11.11%	2.97%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(114)	13,169
Percent of Total	(0.01%)	0.45%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	6,730	(14,366)
Percent of Total	0.65%	(0.49%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(182,867)	39,628
Percent of Total	(17.57%)	1.36%
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	3,036	36,708
Percent of Total	0.29%	1.26%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(18,310)	165,131
Percent of Total	(1.76%)	5.66%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	16,152	(33,359)
Percent of Total	1.55%	(1.14%)
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(103,872)	240,052
Percent of Total	(9.98%)	8.22%
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 327,488	$ 589,401
Percent of Total	31.47%	20.19%